OTHER INCOME AND EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income
Income from premiums comissions and technical insurance income		S/ 127,729	S/ 136,919	S/ 133,828
Real estate rental income		43,118	37,324	26,357
Recoveries of other accounts receivable and other assets		14,824	4,660	1,481
Net profit from sale of seized and recovered assets		2,494	1,377	4,195
Others	[1]	208,518	164,180	159,805
Total other income		396,683	344,460	325,666
Other expenses
Commissions from insurance activities		277,878	272,949	231,521
Sundry technical insurance expenses		119,355	102,670	95,857
Losses due to operational risk		55,477	37,407	21,439
Expenses on improvements in building for rent		42,083	43,775	45,266
Provision for sundry risks, Note 12(d)		29,023	28,093	38,248
Provision for other accounts receivable		19,316	8,239	12,516
Administrative and tax penalties		8,387	16,374	5,581
Put option write on non-controlling interests		0	11,890	8,972
Loss from sale adjudicated assets		0	1,426	783
Others		84,028	86,252	74,189
Total other expenses		S/ 635,547	S/ 609,075	S/ 534,372

[1]	The balance mainly comprises property sales, liquidation for sale of shares of Credicorp, penalty for breach of contract, commissions for recovery in civil and judicial lawsuits of Personal Credits and Credit Card products; also, collection of commission for relocation, vehicle taxes, municipal property taxes, fines and penalties to clients related to the Leasing product.